Employee Benefit Plans (Accumulated Benefit Obligation (ABO)) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets
ABO for the defined benefit pension plans	$ 2,639	$ 2,687
Defined benefit pension plans
Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets
ABO	1,519	2,665
Fair value of plan assets	1,419	2,557
Funded Status	$ (100)	$ (108)